Sales and marketing expense (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Sales And Marketing Expensetext Block [Abstract]
Schedule of Sales and marketing expense
	December 31, 2021	December 31, 2020	December 31, 2019
Marketing and sales expenses	1,132,864	—	—
Employee benefits and expenses	204,157	—	—
Product samples	161,167	—	—
Total sales and marketing	1,498,218	—	—